UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:           Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2007 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (86.6%)
Aerospace/Defense (1.5%)
275	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	$281,875
275	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B3)	11/01/13	6.875	276,375
200	Hawker Beechcraft Acquisition Company LLC, Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25) ‡	(B- , B3)	04/01/15	8.500	205,000
375	Hawker Beechcraft Acquisition Company LLC, Rule 144A, Senior Notes (Callable 04/01/11 @ $104.44) ‡	(B- , B3)	04/01/15	8.875	378,750
775	Hawker Beechcraft Acquisition Company LLC, Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88) ‡	(B- , Caa1)	04/01/17	9.750	794,375
725	L-3 Communication Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	699,625
450	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B- , B3)	07/15/14	7.750	456,750
					3,092,750

Agriculture (0.4%)
825	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , Caa1)	11/01/10	10.500	853,875

Apparel/Textiles (0.7%)
675	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+ , B2)	01/15/15	9.750	712,125
275	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B+ , B2)	12/15/12	12.250	297,064
500	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(CCC , Caa1)	12/01/12	10.000	382,500
					1,391,689

Auto Loans (4.0%)
750	Ford Motor Credit Co., Global Notes	(B , B1)	06/15/10	7.875	733,579
1,725	Ford Motor Credit Co., Global Notes	(B , B1)	10/01/13	7.000	1,560,723
425	Ford Motor Credit Co., Senior Notes	(B , B1)	08/10/11	9.875	430,809
650	Ford Motor Credit Co., Senior Unsecured Notes	(B , B1)	06/16/08	6.625	645,196
1,300	Ford Motor Credit Co., US Domestic, Senior Unsecured Notes	(B , B1)	12/15/16	8.000	1,218,075
1,700	General Motors Acceptance Corp., Global Notes	(BB+ , Ba1)	05/15/09	5.625	1,655,662
1,480	General Motors Acceptance Corp., Global Notes	(BB+ , Ba1)	12/01/14	6.750	1,343,278
850	GMAC LLC, US Domestic, Senior Unsubordinated Notes	(BB+ , Ba1)	12/15/11	6.000	785,240
					8,372,562

Automobile Parts & Equipment (2.0%)
275	Altra Industrial Motion Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(CCC+ , B2)	12/01/11	9.000	280,156
650	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(CCC+ , B2)	12/01/11	9.000	662,187
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+ , Caa1)	04/01/13	10.750	796,000
812	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50) §	(B , Ba3)	07/01/15	9.000	870,870
17	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31) ‡	(B , Ba3)	12/01/11	8.625	17,850
450	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC+ , Caa2)	11/01/13	9.750	369,000
775	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+ , Caa1)	08/15/14	10.000	782,750
600	Visteon Corp., Global Senior Notes	(CCC+ , Caa2)	08/01/10	8.250	531,000
					4,309,813

Automotive (2.2%)
1,210	Ford Motor Co., Global Notes	(CCC+ , Caa1)	07/16/31	7.450	955,900
2,300	General Motors Corp., Global Senior Notes §	(B- , Caa1)	07/15/13	7.125	2,116,000
1,750	General Motors Corp., Global Senior Unsubordinated Notes §	(B- , Caa1)	07/15/33	8.375	1,542,187
					4,614,087

Beverage (0.3%)
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB- , Ba3)	09/01/16	7.250	527,625

Brokerage (0.2%)
175	E*TRADE Financial Corp., Global Senior Unsecured Notes (Callable 06/15/08 @ $104.00)	(BB- , Ba2)	06/15/11	8.000	175,000
315	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(BB- , Ba2)	12/01/15	7.875	292,950
					467,950

Building & Construction (1.4%)
900	Ashton Woods, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B- , Caa1)	10/01/15	9.500	$715,500
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB- , Ba3)	01/15/16	6.250	387,500
600	KB Home, Senior Notes §	(BB+ , Ba1)	06/15/15	6.250	515,250
625	Standard Pacific Corp., Global Senior Notes §	(BB , Ba3)	08/15/15	7.000	446,875
750	TOUSA, Inc., Global Senior Subordinated Notes §	(CCC- , Ca)	01/15/15	7.500	161,250
425	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(CCC- , Caa2)	03/15/15	6.625	299,625
250	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B , Caa1)	02/15/14	7.500	166,250
500	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B , Caa1)	12/15/12	7.625	342,500
					3,034,750

Building Materials (3.7%)
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.63) + §	(CCC , Caa2)	03/01/14	0.000	476,250
825	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(BB- , B2)	08/01/14	7.750	750,750
1,000	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B , B2)	10/01/12	9.875	977,500
750	CPG International I, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $105.25)	(B- , B3)	07/01/13	10.500	753,750
300	Dayton Superior Corp., Company Guaranteed Notes (Callable 11/16/07 @ $102.17)	(CCC+ , Caa1)	06/15/09	13.000	293,250
500	Dayton Superior Corp., Global Company Guaranteed Notes (Callable 11/16/07 @ $102.81)	(B , B1)	09/15/08	10.750	505,000
375	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00)#	(B+ , B1)	04/01/15	7.735	365,625
875	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)	(B- , B3)	12/15/12	7.875	864,062
400	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75)	(B- , B3)	02/01/14	9.500	420,000
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B1)	11/01/11	9.000	328,250
250	Norcraft Holdings LP, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)	(B- , B3)	09/01/12	9.750	225,000
700	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+ , B3)	09/01/14	8.500	610,750
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) §+	(CCC+ , Caa1)	03/01/14	0.000	465,000
1,025	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50) §	(CCC+ , Caa1)	02/15/12	9.000	835,375
					7,870,562

Chemicals (3.0%)
825	Chemtura Corp., Company Guaranteed Notes	(BB+ , Ba2)	06/01/16	6.875	787,875
650	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B- , B3)	11/15/14	0.000	559,000
375	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB+ , Ba2)	06/01/13	10.500	405,000
675	Lyondell Chemical Co., Global Senior Unsecured Notes (Callable 09/15/10 @ $104.00)	(B+ , B1)	09/15/14	8.000	745,875
925	Lyondell Chemical Co., Global Senior Unsecured Notes (Callable 09/15/11 @ $104.13)	(B+ , B1)	09/15/16	8.250	1,047,562
525	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/10 @ $104.88) ‡	(B- , B3)	12/01/14	9.750	522,375
625	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75) ‡	(CCC+ , Caa2)	12/01/16	11.500	621,875
800	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50) +	(B- , B3)	02/01/14	9.000	700,000
250	PolyOne Corp., Senior Notes §	(B+ , B1)	05/01/12	8.875	258,750
725	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB- , B1)	02/01/17	7.000	710,500
					6,358,812

Computer Hardware (0.2%)
500	Activant Solutions, Inc., Senior Unsubordinated Notes (Callable 05/01/11 @ $104.75)	(CCC+ , Caa1)	05/01/16	9.500	441,250

Consumer/Commercial/Lease Financing (0.5%)
500	Residential Capital LLC, Company Guaranteed Notes	(BBB- , Ba1)	06/01/12	7.500	405,374
775	Residential Capital LLC, Company Guaranteed Notes	(BBB- , Ba1)	02/22/11	7.000	632,074
					1,037,448

Consumer - Products (1.9%)
1,175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13) +	(CCC+ , B3)	10/01/12	0.000	1,051,625
1,000	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	930,000
825	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00) §	(CCC , Caa2)	02/01/12	8.000	763,125
300	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B- , B3)	05/01/17	7.500	291,750
594	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	602,910
500	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75) §	(CCC- , Caa2)	04/01/11	9.500	477,500
					4,116,910

Diversified Capital Goods (1.6%)
575	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00) ‡	(B , B2)	12/15/13	9.569	557,750
400	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+ , B3)	08/01/14	9.500	416,000
500	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $105.88) §	(CCC+ , Caa1)	08/01/16	11.750	535,000
575	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , B3)	12/15/13	8.625	560,625

625	Titan International, Inc., Global Company Guaranteed Notes	(B , B3)	01/15/12	8.000	$626,562
694	TriMas Corp., Global Company Guaranteed Notes (Callable 11/13/07 @ $104.94)	(B- , B3)	06/15/12	9.875	711,350
					3,407,287

Electric - Generation (2.7%)
425	AES Corp., Senior Notes	(B , B1)	03/01/14	7.750	433,500
800	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50) Ø	(D , NR)	04/01/10	11.070	216,000
1,200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B- , B2)	05/01/16	8.375	1,212,000
375	Dynegy Holdings, Inc., Rule 144A, Senior Notes ‡	(B- , B2)	06/01/15	7.500	363,750
725	Dynegy Holdings, Inc., Rule 144A, Senior Unsecured Notes ‡	(B- , B2)	06/01/19	7.750	696,906
800	Edison Mission Energy, Rule 144A, Senior Notes ‡	(BB- , B1)	05/15/17	7.000	792,000
200	Edison Mission Energy, Rule 144A, Senior Notes ‡	(BB- , B1)	05/15/19	7.200	198,000
271	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+ , Ba2)	01/02/16	8.560	290,302
25	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B , B1)	01/15/17	7.375	25,062
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 2/01/11 @ $103.69)	(B , B1)	02/01/16	7.375	427,125
575	Reliant Energy, Inc., Senior Notes	(B- , B3)	06/15/14	7.625	582,187
575	Reliant Energy, Inc., Senior Notes	(B- , B3)	06/15/17	7.875	581,469
					5,818,301

Electric - Integrated (0.2%)
500	Mirant Americas Generation LLC, Senior Notes Ø	(NR , NR)	05/01/06	7.625	0
300	Mirant Corp., Rule 144A, Senior Notes ‡Ø	(NR , NR)	07/15/04	7.400	12,960
300	Sierra Pacific Resources, Global Senior Unsecured Notes (Callable 03/15/09 @ $104.31)	(B , B1)	03/15/14	8.625	319,057
					332,017

Electronics (2.2%)
1,000	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B , B1)	05/15/13	7.750	968,750
183	Ampex Corp., Secured Notes (Callable 11/13/07 @ $100.00) ^	(NR , NR)	08/15/08	12.000	182,942
1,725	Freescale Semiconductor Inc., Global Senior Subordinated Notes (Callable 12/15/11 @ $105.06) §	(B , B2)	12/15/16	10.125	1,612,875
200	Freescale Semiconductor Inc., Global Senior Unsecured Notes (Callable 12/15/10 @ $104.44)	(B , B1)	12/15/14	8.875	194,000
207	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 11/13/07 @ $105.13)	(B , B2)	02/15/12	10.250	216,832
775	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63) ‡	(B , Caa1)	01/15/16	11.250	763,375
750	Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25)	(B- , Caa1)	01/15/11	10.500	753,750
					4,692,524

Energy - Exploration & Production (2.7%)
775	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44) ‡	(CCC+ , Caa1)	02/01/17	8.875	730,437
1,611	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB , Ba2)	01/15/16	6.875	1,619,055
650	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B , B1)	12/01/17	7.250	619,125
75	Forest Oil Corp., Global Company Guaranteed Notes (Callable 11/13/07 @ $103.88)	(B+ , B1)	05/01/14	7.750	76,500
225	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63) ‡	(B+ , B1)	06/15/19	7.250	226,125
600	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50) ‡	(B , B3)	06/01/16	9.000	615,000
800	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B- , B3)	07/15/13	9.125	848,000
975	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB- , B1)	06/15/15	7.750	960,375
					5,694,617

Environmental (1.3%)
1,525	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) §	(B+ , B2)	04/15/14	7.375	1,540,250
1,100	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+ , Caa1)	04/15/14	9.500	1,105,500
					2,645,750

Food & Drug Retailers (1.1%)
1,200	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88) §	(CC , Caa3)	08/01/11	9.750	1,155,000
150	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 11/13/07 @ $104.44)	(B , B3)	12/01/11	8.875	153,750
250	Rite Aid Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/11 @ $104.69) ‡	(CCC+ , Caa1)	12/15/15	9.375	233,750
50	Stater Brothers Holdings, Global Company Guaranteed Note, (Callable 04/15/11 @ $103.88)	(B+ , B2)	04/15/15	7.750	49,750
750	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(B+ , B2)	06/15/12	8.125	767,812
					2,360,062

Food - Wholesale (0.8%)
525	Dole Foods Co., Inc., Debentures Notes §	(B- , Caa1)	07/15/13	8.750	514,500
550	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 11/13/07 @ $105.25)	(B- , Caa1)	08/01/11	10.500	561,000
675	Smithfield Foods, Inc., Senior Unsecured Notes	(BB , Ba3)	07/01/17	7.750	695,250
					1,770,750

Forestry & Paper (3.4%)
525	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	$506,625
1,150	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 11/13/07 @ $107.31)	(B , B2)	03/15/10	9.750	1,132,750
600	Georgia-Pacific Corp., Debentures Notes	(B , B2)	06/15/15	7.700	600,000
200	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡	(B , Ba3)	01/15/17	7.125	194,500
775	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	800,187
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B- , B3)	03/15/14	9.750	361,875
525	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B , B2)	05/01/12	10.000	555,187
600	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00) §	(CCC+ , B3)	05/01/13	12.000	646,500
1,600	Smurfit-Stone Container Enterprises, Inc., Global Senior Notes (Callable 11/13/07 @ $104.19)	(CCC+ , B3)	07/01/12	8.375	1,608,000
675	Verso Paper Holdings LLC and Verson Paper Inc., Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+ , B3)	08/01/16	11.375	713,812
125	Verso Paper Holdings LLC and Verson Paper Inc., Global Secured Notes (Callable 08/01/10 @ $104.56)	(B+ , B2)	08/01/14	9.125	129,375
					7,248,811

Gaming (4.3%)
725	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69) ‡	(B , B2)	12/15/14	9.375	685,125
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(CCC+ , B3)	08/01/13	8.000	759,500
150	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(BB , Ba2)	11/15/19	7.250	148,312
375	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ‡	(CCC+ , Caa1)	06/15/15	10.250	353,437
525	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	473,156
475	Inn of the Mountain Gods, Global Senior Notes (Callable 11/13/07 @ $106.00)	(B , B3)	11/15/10	12.000	503,500
1,050	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B- , B3)	06/15/14	9.750	1,050,000
425	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 11/16/07 @ $104.75)	(B+ , B1)	10/15/10	9.500	410,125
550	Majestic Star Casino LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+ , Caa1)	01/15/11	9.750	464,750
725	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	06/01/16	7.500	724,094
700	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	01/15/17	7.625	696,500
125	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB , Ba2)	04/01/13	6.750	122,812
775	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B , Caa1)	06/01/15	8.500	649,062
475	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56) ‡	(B+ , B1)	09/15/14	9.125	494,000
1,325	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ‡	(CCC+ , Caa1)	12/15/14	9.625	1,033,500
500	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB+ , B1)	12/01/14	6.625	492,500
					9,060,373

Gas Distribution (1.4%)
1,150	El Paso Performance-Link, Rule 144A, Notes ‡	(BB , Ba3)	07/15/11	7.750	1,187,133
525	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B , B1)	03/01/16	8.250	544,687
775	Williams Companies, Inc., Global Senior Notes	(BB , Ba2)	03/15/12	8.125	838,937
450	Williams Partners LP/Williams Partners Finance Corp., Global Company Guaranteed Notes	(BB+ , Ba3)	02/01/17	7.250	461,250
					3,032,007

Health Services (5.3%)
800	Community Health Systems, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.44) ‡	(B- , B3)	07/15/15	8.875	826,000
700	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	01/15/15	6.375	598,500
3,200	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	02/15/16	6.500	2,736,000
1,225	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63) ‡	(BB- , B2)	11/15/16	9.250	1,304,625
400	HCA, Inc., Senior Unsecured Notes	(B- , Caa1)	02/15/13	6.250	355,000
800	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+ , Caa1)	06/15/16	10.750	846,000
650	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+ , B3)	06/15/14	8.750	661,375
100	Service Corp International/US, Global, Senior Unsecured Notes	(BB- , B1)	04/01/15	6.750	99,750
550	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+ , Ba3)	02/15/13	6.250	537,625
1,500	Tenet Healthcare Corp., Global Senior Notes	(CCC+ , Caa1)	07/01/14	9.875	1,380,000
500	Tenet Healthcare Corp., Global Senior Notes	(CCC+ , Caa1)	02/01/15	9.250	443,750
275	Universal Hospital Services. Inc., Rule 144A, Secured Notes (Callable 06/01/09 @ $102.00) ‡#	(B+ , B3)	06/01/15	8.759	275,000
300	Universal Hospital Services. Inc., Rule 144A, Secured Notes (Callable 06/01/11 @ $104.25) ‡	(B+ , B3)	06/01/15	8.500	298,500
950	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	926,250
					11,288,375

Hotels (1.0%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes (Callable 11/16/07 @ $100.00)	(B- , B3)	04/01/08	10.500	495,000
425	Felcor Lodging LP, Global Company Guaranteed Notes	(B+ , Ba3)	06/01/11	8.500	450,500
250	Host Hotels & Resorts LP, Company Guaranteed Notes (Callable 11/01/10 @ $103.44)	(BB , Ba1)	11/01/14	6.875	250,625
825	Host Marriott LP, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB , Ba1)	06/01/16	6.750	820,875
					2,017,000

Household & Leisure Products (1.0%)
650	ALH Finance LLC, Senior Subordinated Notes (Callable 01/15/09 @ $104.25)	(CCC- , B3)	01/15/13	8.500	627,250
400	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 11/13/07 @ $103.00)#	(CCC+ , Caa1)	01/15/12	9.360	396,000

600	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)	(CCC- , Caa3)	07/15/12	10.000	$465,000
325	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)	(B , B2)	06/15/14	8.250	329,062
225	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)	(CCC+ , B2)	01/15/14	7.875	217,125
					2,034,437

Leisure (0.7%)
350	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 11/16/07 @ $105.25) §Ø	(NR , NR)	07/15/11	10.500	371,000
675	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88) §	(CCC , Caa1)	04/15/13	9.750	575,438
700	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81) §	(CCC , Caa1)	06/01/14	9.625	581,875
					1,528,313

Machinery (0.3%)
525	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B , B3)	02/15/17	8.625	551,250

Media - Broadcast (2.7%)
525	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B1)	12/15/12	7.750	532,875
850	Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC+ , B3)	08/15/14	10.500	879,750
575	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(CCC , Caa1)	05/15/14	10.125	537,625
300	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	312,000
850	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00) ‡#	(CCC- , Caa2)	01/15/13	10.777	869,125
575	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63) ‡	(CCC+ , Caa1)	06/15/15	9.250	543,375
985	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88) ‡	(CCC+ , B3)	03/15/15	9.750	965,300
400	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00) #	(CCC , Caa1)	05/01/13	9.856	397,000
925	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38) #	(CCC- , Caa1)	01/15/14	8.750	786,250
					5,823,300

Media - Cable (5.2%)
1,050	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+ , Caa1)	01/15/14	9.375	1,023,750
1,500	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 11/16/07 @ $100.00) §	(CCC , Caa3)	04/01/14	9.920	1,297,500
1,662	CCH I Holdings LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC , Caa2)	10/01/15	11.000	1,691,085
1,200	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes (Callable 09/15/08 @ $105.13)	(CCC , Caa2)	09/15/10	10.250	1,254,000
495	Charter Communications Holdings LLC, Senior Discount Notes (Callable 11/13/07 @ $100.00)	(CCC , Caa3)	04/01/11	9.920	458,494
950	CSC Holdings, Inc., Global Senior Notes	(B+ , B2)	04/15/12	6.750	919,125
655	CSC Holdings, Inc., Senior Notes	(B+ , B2)	04/01/11	7.625	659,913
675	DirecTV Holdings LLC, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB- , Ba3)	03/15/13	8.375	704,531
750	Echostar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	755,625
250	Insight Communications Company, Inc., Senior Discount Notes (Callable 11/13/07 @ $104.08) +	(CCC+ , B3)	02/15/11	12.250	259,375
259	Insight Midwest/Insight Capital, Senior Notes (Callable 11/16/07 @ $100.00)	(B , B3)	10/01/09	9.750	259,971
475	Mediacom Broadband LLC, Global Senior Notes (Callable 10/13/10 @ $104.25)	(B , B3)	10/15/15	8.500	478,563
525	Mediacom LLC/Capital Corp., Senior Notes (Callable 11/13/07 @ $101.97)	(B , B3)	02/15/11	7.875	518,438
825	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC , Caa1)	01/15/15	10.500	818,813
					11,099,183

Media - Services (0.2%)
475	WMG Holdings Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.75) +	(B , B2)	12/15/14	0.000	334,875

Metals & Mining Excluding Steel (1.8%)
675	Aleris International Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B- , Caa1)	12/15/16	10.000	600,750
125	Aleris International Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B- , B3)	12/15/14	9.000	116,250
500	Alpha Natural Resources, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00)	(B- , B3)	06/01/12	10.000	527,500
825	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB , Ba3)	04/01/15	8.250	893,063
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB , Ba3)	04/01/17	8.375	684,375
1,050	Noranda Aluminium Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00) ‡#	(CCC+ , B3)	05/15/15	9.360	992,250
					3,814,188

Mortgage Banks & Thrifts (0.5%)
1,050	Countrywide Home Loans Inc., Global Notes	(A- , Baa3)	12/19/07	4.250	1,037,902

Non-Food & Drug Retailers (4.0%)
250	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+ , B3)	02/15/12	9.000	256,250
855	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(CCC+ , Caa1)	02/15/12	10.875	885,396
525	Asbury Automotive Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81) ‡	(B , B3)	03/15/17	7.625	485,625
825	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00) §	(B , Caa1)	10/15/12	12.000	820,875
825	Claire’s Stores, Inc., Rule 144A, Senior Notes (Callable 06/01/11 @ $104.81) ‡	(CCC+ , Caa1)	06/01/15	9.625	682,688
650	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B- , Caa1)	06/01/12	8.375	497,250

703	Flooring America, Inc., Series B, Company Guaranteed Notes ^Ø	(NR , NR)	10/15/07	9.250	$0
525	GSC Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB , Ba3)	10/01/12	8.000	548,625
300	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00) ‡	(CCC , B2)	11/01/14	10.000	309,000
700	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69) ‡	(CCC , Caa1)	11/01/16	11.375	719,250
500	Nebraska Book Co, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $104.31)	(CCC , B3)	03/15/12	8.625	501,250
1,000	Neiman-Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B- , B3)	10/15/15	10.375	1,095,000
650	PCA LLC, Global Senior Notes Ø	(NR , NR)	08/01/09	11.875	34,125
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $106.00)	(B- , B3)	12/15/13	12.000	414,000
547	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+ , B2)	12/15/13	10.625	566,145
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(CCC+ , B3)	02/15/15	8.500	48,750
750	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88) §	(CCC+ , Caa1)	02/15/17	9.750	712,500
					8,576,729

Office Equipment (0.1%)
200	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB , Ba3)	09/15/15	7.750	202,000

Packaging (2.9%)
775	Berry Plastics Holding Corp., Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+ , Caa2)	03/01/16	10.250	763,375
840	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B , B3)	09/15/14	8.875	863,100
1,025	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50) §	(CCC , Caa2)	12/01/12	11.000	794,375
410	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B , B1)	11/15/15	7.750	425,375
25	Graham Packaging Co, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	24,938
775	Graham Packaging Co, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $104.94) §	(CCC+ , Caa1)	10/15/14	9.875	771,125
680	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 05/15/08 @ $104.13)	(B , B3)	05/15/13	8.250	707,200
725	Pliant Corp., Global Secured Notes (Callable 11/13/07 @ $105.56)	(CCC , Caa1)	09/01/09	11.125	656,125
1,175	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(CCC- , Caa2)	02/15/14	8.500	1,045,750
					6,051,363

Printing & Publishing (3.3%)
775	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 11/13/07 @ $100.00) §	(CCC- , Caa2)	05/01/09	10.250	691,688
875	CBD Media Holdings Finance, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $104.63)	(CCC+ , Caa1)	07/15/12	9.250	944,204
350	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) +	(B , B2)	11/15/13	0.000	330,750
750	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC- , Caa2)	08/15/11	11.750	781,875
625	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ 104.00)	(B+ , B2)	11/15/16	8.000	626,563
2,000	Premier Graphics, Inc., Company Guaranteed Notes ^Ø	(NR , NR)	12/01/05	11.500	0
250	R.H. Donnelley Corp., Global Senior Notes (Callable 10/15/12 @ $104.44) ‡	(B , B3)	10/15/17	8.875	255,000
150	R.H. Donnelley Corp. Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B , B3)	01/15/16	8.875	153,563
1,600	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B , B3)	01/15/13	6.875	1,520,000
575	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B , B3)	01/15/13	6.875	546,250
850	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50) ‡	(CCC+ , Caa1)	02/15/17	9.000	769,250
650	Valassis Communications Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B- , B3)	03/01/15	8.250	568,750
					7,187,893

Restaurants (0.6%)
850	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)§	(CCC , Caa1)	11/01/14	12.500	599,250
475	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B- , B3)	10/01/12	10.000	492,813
275	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00) ‡	(CCC+ , Caa1)	06/15/15	10.000	244,750
					1,336,813

Software/Services (0.9%)
1,750	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B- , Caa1)	08/15/15	10.250	1,837,500

Steel Producers/Products (1.1%)
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 11/13/07 @ $103.88)	(B+ , B1)	06/15/12	7.750	585,063
725	PNA Group Inc., Global Senior Unsecured Notes (Callable 09/01/11 @ $105.38)	(B- , B3)	09/01/16	10.750	743,125
250	PNA Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00) ‡#	(B- , Caa1)	02/15/13	12.557	246,250
800	RathGibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)	(B- , B3)	02/15/14	11.250	822,000
0	WCI Steel Acquisition, Inc., Senior Notes Ø1	(NR , NR)	05/01/16	8.000	333
					2,396,771

Support - Services (5.1%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	402,000
650	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)	(B- , B3)	02/01/15	8.500	666,250
200	ARAMARK Corp., Global, Company Guaranteed Notes (Callable 02/01/09 @ $102) #	(B- , B3)	02/01/15	8.856	203,000
200	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50) ‡	(B , B1)	08/15/16	9.000	198,250
100	Education Management LLC, Senior Notes (Callable 06/01/10 @ $104.38)	(CCC+ , B2)	06/01/14	8.750	103,000
675	Education Management LLC, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)	(CCC+ , Caa1)	06/01/16	10.250	702,000

300	Hertz Corp., Senior Notes (Callable 01/01/10 @ $104.44)	(B , B1)	01/01/14	8.875	$310,500
400	Hertz Corp., Senior Subordinated Notes (Callable 01/01/11 @ $105.25)	(B , B2)	01/01/16	10.500	434,000
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B , B3)	01/01/16	6.625	235,000
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 11/13/07 @ $102.88)	(B , B3)	04/01/13	8.625	356,125
1,100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 11/13/07 @ $105.34) +	(CCC+ , Caa1)	05/15/13	10.670	1,116,500
475	KAR Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38) ‡	(CCC , B3)	05/01/14	8.750	457,188
425	KAR Holdings, Inc., Rule 144A, Senior Surbordinated Notes (Callable 04/01/11 @ $105.00) ‡	(CCC , Caa1)	05/01/15	10.000	400,563
650	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88) ‡	(B- , B3)	08/01/14	9.750	653,250
800	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105)	(B- , Caa2)	06/01/15	10.000	572,000
725	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B- , Caa1)	12/01/14	9.500	696,000
1,175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94) §	(CCC+ , Caa1)	09/01/16	11.875	1,236,688
850	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B , B3)	02/15/14	7.000	871,250
650	Varietal Distribution Merger Sub, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13) ‡	(CCC+ , Caa1)	07/15/15	10.250	630,500
525	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+ , B2)	10/01/15	8.500	580,125
					10,824,189

Telecom - Fixed Line (1.3%)
1,375	Level 3 Financing Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102) #	(CCC+ , B3)	02/15/15	9.150	1,316,563
375	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC+ , B3)	11/01/14	9.250	371,250
550	PAETEC Holding Corp., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.75) ‡	(CCC+ , Caa1)	07/15/15	9.500	552,750
500	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.63)	(CCC+ , B3)	02/15/14	9.250	521,250
					2,761,813

Telecom - Integrated/Services (2.4%)
900	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 01/15/09 @ $104.19)	(B- , B2)	01/15/14	8.375	902,250
425	Hawaiian Telecom Communications, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25) §	(CCC , Caa1)	05/01/15	12.500	461,125
825	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B- , B1)	04/15/14	9.500	835,313
1,000	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+ , Ba3)	02/15/11	7.250	1,016,250
475	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B , Ba3)	02/15/14	7.500	483,313
120	Qwest Corp., Global Senior Notes	(BBB- , Ba1)	06/15/15	7.625	126,300
75	Qwest Corp., Global Senior Unsecured Notes	(BBB- , Ba1)	10/01/14	7.500	78,375
225	Windstream Corp., Global Company Guaranteed Notes	(BB- , Ba3)	08/01/13	8.125	237,938
75	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB- , Ba3)	03/15/19	7.000	73,500
725	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB- , Ba3)	08/01/16	8.625	776,656
					4,991,020

Telecom - Wireless (1.8%)
375	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+ , B2)	06/15/13	10.125	399,375
575	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC , Caa1)	11/01/14	9.375	586,500
875	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/1/08 @ $104.94)	(B- , B1)	11/01/12	9.875	949,375
725	MetroPCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63) ‡	(CCC , Caa1)	11/01/14	9.250	743,125
525	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $102.00) ‡#	(CCC , Caa2)	06/01/13	8.621	540,750
625	Suncom Wireless, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC , Caa2)	06/01/13	8.500	657,031
					3,876,156

Theaters & Entertainment (0.5%)
1,025	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+ , B2)	03/01/14	8.000	981,438

Transportation Excluding Air/Rail (0.2%)
500	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12) @ $103.75) ‡	(BB , Ba2)	09/15/17	7.500	512,500

TOTAL U.S. CORPORATE BONDS (Cost $188,627,513)					183,617,590

Number
of Shares

COMMON STOCKS (0.5%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust ^*	0
1,219	Safelite Realty Corp. ^*	9,752
		9,752

Chemicals (0.1%)
4,893	Huntsman Corp. *	129,616

Consumer - Products (0.0%)
20,689	Indesco Liquid Dispensing Co. ^*	$0

Electric - Integrated (0.3%)
14,300	Mirant Corp. *	581,724

Gaming (0.0%)
12,000	Progressive Gaming International Corp. *	60,000

Media - Cable (0.0%)
750,000	Adelphia Recovery Trust ^*	0

Packaging (0.0%)
5	Pliant Corp. ^*	0

Printing & Publishing (0.1%)
10,652	Mail Well, Inc., Rule 144A ‡*	230,403

Restaurants (0.0%)
5	Roma Restaurant Holdings, Inc., ^*	90

Steel Producers/Products (0.0%)
2,787	WCI Steel Acquisition, Inc. *	97,545

TOTAL COMMON STOCKS (Cost $1,854,618)		1,109,130

PREFERRED STOCKS (0.0%)
Media - Cable (0.0%)
7,500	Adelphia Communications Corp., 13% cumulative Series B ^* (Cost $0)	0

WARRANTS (0.0%)
Building Materials (0.0%)
1,250	Dayton Superior Corp., strike price $0.01, Rule 144A, expires 06/15/09 ‡^* (Cost $25,000)	13

TOTAL U.S. SECURITIES (Cost $190,507,131)		184,726,733

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS (9.3%)
Apparel/Textiles (0.1%)
$150	IT Holdings Finance SA, Rule 144A, Senior Notes (Luxembourg) ‡	(CCC , B3)	11/15/12	9.875	$216,522

Building Materials (0.2%)
750	MAAX Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CC , Caa3)	06/15/12	9.750	378,750

Chemicals (0.9%)
1,150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg) ‡	(B , B2)	08/15/15	8.375	1,055,125
850	Ineos Group Holdings PLC, Rule 144A, Senior Subordinated Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(B- , B3)	02/15/16	8.500	818,125
					1,873,250

Electronics (1.0%)
300	Avago Technologies Finance PTE, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)	(B , B2)	12/01/13	10.375	324,000
400	Avago Technologies Finance PTE, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(CCC+ , Caa1)	12/01/15	11.875	448,000
250	Magnachip Semiconductor, Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (Luxembourg)	(CCC+ , Caa1)	12/15/14	8.000	173,750
1,150	NXP BV / NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)	(B+ , B3)	10/15/15	9.500	1,075,250
225	NXP BV / NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB+ , Ba3)	10/15/14	7.875	217,406
					2,238,406

Energy - Exploration & Production (0.3%)
550	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada) ‡	(BB+ , B1)	12/15/14	8.250	556,875

Forestry & Paper (1.0%)
350	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B , B3)	06/15/11	7.750	$271,250
700	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada) §	(B , B3)	04/01/15	8.375	512,750
550	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B , B3)	11/15/11	7.950	455,125
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B , B2)	04/01/15	7.750	735,000
235	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)	(CCC- , Ca)	03/15/12	7.750	91,650
					2,065,775

Leisure (0.4%)
750	NCL Corp., Global Senior Unsubordinated Notes (Callable 07/15/09 @ $105.31) (Bermuda)	(B , B3)	07/15/14	10.625	759,375

Media - Broadcast (0.0%)
4,600	Australis Holdings Pty. Ltd., Yankee Senior Discount Notes (Australia) ^Ø	(NR , NR)	11/01/02	15.000	0

Media - Cable (0.9%)
400	Unity Media GMBH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany) ‡	(CCC+ , Caa2)	02/15/15	10.125	601,569
393	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium) ‡+	(CCC+ , B3)	06/15/14	11.500	391,035
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B- , B2)	04/15/14	9.750	714,855
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B- , B2)	08/15/16	9.125	156,375
					1,863,834

Metals & Mining Excluding Steel (0.0%)
800	International Utility Structures, Inc., Subordinated Notes (Callable 11/13/07 @ $100.00) (Canada) ^Ø	(NR , NR)	02/01/08	10.750	0
924	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 11/13/07 @ $100.00) (Canada) ^Ø	(NR , NR)	02/01/08	13.000	0
					0

Oil Refining & Marketing (0.1%)
150	Petroplus Finance Ltd., Rule 144A, Private Placement Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda) ‡	(BB- , B1)	05/01/14	6.750	144,750

Packaging (0.2%)
227	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany) ‡	(B+ , B2)	03/01/15	7.875	336,333

Pharmaceuticals (0.2%)
500	Elan Finance PLC/Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B , B3)	12/01/13	8.875	493,750

Printing & Publishing (0.6%)
800	Quebecor Media Inc., Rule 144A, Private Placement Notes (Callable 03/15/11 @ $103.88) (Canada) ‡	(B , B2)	03/15/16	7.750	767,000
525	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada) ‡	(B , B3)	01/15/15	9.750	505,312
					1,272,312

Support - Services (0.5%)
675	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom) ‡	(B , B1)	08/01/15	8.625	659,813
325	Carlson Wagonlit BV, Rule 144A, Bonds (Callable 11/01/07 @ $104.00) (Netherlands) ‡	(B- , B2)	05/1/15	10.002	479,531
					1,139,344

Telecom - Integrated/Services (2.2%)
875	Global Crossing UK Finance PLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B- , B3)	12/15/14	10.750	920,938
350	Hellas II, Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00) (Luxembourg) ‡#	(CCC+ , NR)	01/15/15	11.110	340,375
775	Intelsat Bermuda Ltd., Global Company Guaranteed Notes (Callable 01/15/08 @ $102.00) (Bermuda) #	(B , Caa1)	01/15/15	8.886	786,625
1,400	Intelsat Bermuda Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.63) (Bermuda)	(B- , Caa1)	06/15/16	11.250	1,506,750
525	Intelsat Ltd., Global Senior Unsecured Notes (Bermuda)	(B- , Caa1)	11/01/13	6.500	401,625
500	Nordic Telephone Co., Holdings, Rule 144A, Notes (Callable 11/16//07 @ $102.00) (Denmark) ‡#	(B , B2)	05/01/16	9.752	730,630
					4,686,943

Telecommunications Equipment (0.1%)
275	Nortel Networks Ltd., Rule 144A, Company Guaranteed Notes (Canada) ‡#	(B- , B3)	07/15/11	9.610	276,375

Transportation Excluding Air/Rail (0.6%)
1,100	Ship Finance International Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+ , B1)	12/15/13	8.500	1,135,750
250	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	250,000
					1,385,750

TOTAL FOREIGN CORPORATE BONDS (Cost $23,496,249)					19,688,344

SHORT-TERM INVESTMENTS (11.6%)
2,463	Wells Fargo (Grand Cayman) (Cost $2,463,000)	10/01/07	4.120	$2,463,000

Number of Shares
22,057,486	Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust §§	22,057,486

TOTAL SHORT-TERM INVESTMENTS (Cost $24,520,486)		24,520,486

TOTAL INVESTMENTS AT VALUE (108.0%) (Cost $238,523,866)		228,935,563

OTHER LIABILITIES IN EXCESS OF ASSETS (-8.0%)		(17,004,703)

NET ASSETS (100.0%)
		$211,930,860

Credit default swap contract

							Unrealized
	Notional	Expiration		Receive	Annual	Protection	Appreciation/
Currency	Amount	Date	Counterparty	(Pay)	Rate	Bought/Sold	Depreciation
USD	3,200,000	6/20/12	Lehman Brothers	Receive	0.00%	Bought	—
USD	(3,200,000)	6/20/12	Lehman Brothers	Pay	2.75%	Bought	$90,010

Investment abbreviation

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Securities exempt for registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 these securities amounted to a value of $37,477,810 or 17.68 % of net assets.

^	Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
+	Step Bond — The interest rate stated is the rate as of September 30, 2007 and will reset at a future date.
Ø	Bond is currently in default.
#	Variable rate obligations — The interest rate shown is the rate as of September 30, 2007.
*	Non-income producing security.
§	Security or a portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
1	Less than 1,000 par.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occuring before the Fund’s Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. At September 30, 2007, the Fund held 0.09% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $6,006,138 and fair value of $192,797. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $238,523,866, $4,527,066, $(14,115,369) and $(9,588,303) respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:             Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:             Exhibits

1.          The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007